Accrued Liabilities - Additional Information (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities Disclosure [Abstract]
Accrued insurance		$ 2,900,221	$ 2,778,368
Accrued payroll and related expenses		4,728,614	1,256,269
Other		5,990,636	3,017,278
Total	$ 8,335,000	$ 13,619,471	$ 7,051,915